Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents
Cash and Cash Equivalents

3.Cash and Cash Equivalents

The following is a summary of cash and cash equivalents:

	December 31, 2021	December 31, 2022
	RMB	RMB
Cash and cash equivalents:
RMB	237,393	415,670
US$	291,776	149,227
Others	4,124	3,295
Total cash and cash equivalents	533,293	568,192